Short-Term Investments and Short-Term Investments, Related Party (Tables)	6 Months Ended
Sep. 30, 2021
Short-Term Investments and Short-Term Investments, Related Party (Tables) [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity
	Investment Securities Held-to-Maturity
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	fair value
September 30, 2021
Corporate debt securities	$2,137,315	$-	$-	$2,137,315
Related party investment -wealth management product	6,611,040	-	-	6,611,040
Total	$8,748,355	$-	$-	$8,748,355

March 31, 2021
Corporate debt securities	$5,073,548	$-	$-	$5,073,548
Related party investment -wealth management product	3,966,476	-	-	3,966,476
Total	$9,040,024	$-	$-	$9,040,024

Securities Investment [Member]
Short-Term Investments and Short-Term Investments, Related Party (Tables) [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity
Periods	September 30, 2021	March 31, 2021
Due in one year or less	$8,748,355	$9,040,024
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	-	-
Total	$8,748,355	$9,040,024